LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS
NOTE 12:-	LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS

a.	Long-term loans from shareholders and others - composition:

	Interest rate		December 31,
	2011	2010	2011	2010
	%

In NIS linked to CPI (see c1 below)	4	4	$157	$159
In Euro (see c2 below)	8-16	8-16	32	86
In U.S. dollars (see d below)	4.4	4.4	-	1,013
Linked to Euro (see c3 below)	2	2	35	35
In U.S. dollars (see c4 below)	-	-	737	737

			961	2,030
Less - current maturities			18	1,073

			$943	$957

b.	As of December 31, 2011, the aggregate annual maturities of the long-term loans from shareholders and others are as follow:

2012 (current maturities)	$18
2013	16
2014	-
2015	-
2016	-
Thereafter	927

$961

c.	1.
During 2008-2009, Shagrir's subsidiary received loan in an amount of $ 140 from its other non-controlling shareholders. The loan bears an annual interest rate of 4% and is linked to the Israeli CPI. According to the purchase agreement the loans will be repaid only after Shagrir's subsidiary will repay in full the loan it received from Shagrir. As of December 31, 2011, the balance of the loan is $ 157.

2.
During August and October 2008, and March 2010, Pointer Romania signed a vehicle capital lease agreement. The liability bears an annual interest rate of 8-16%. The loan will be repaid in 36 equal monthly payments.

3.	In September 2008, Pointer Romania received a loan of EURO 25,000 from its Romanian shareholder. The loan bears an annual interest rate of 2%.

4.	Pointer Mexico received a loan of $ 737 from its Mexican local partner in 2005 and 2004. No maturity date was set for the loan and it is not expected to be repaid before January 1, 2013.

d.
As part of the acquisition of Cellocator the Company issued a non-tradable debenture with a fair value of $ 1,951 convertible into 160,000 of the Company's ordinary shares. The debenture bears annual interest at the LIBOR, to be accrued until the date of repayment.  In September 2010, the Company repaid approximately $ 1,000 and signed an amendment to the convertible loan agreement pursuant to which the remaining amount of $ 1,000 will bear a fixed interest at an annual rate of 4.4%. The debenture was paid in full in September 2011.